UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

August 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric
Dividend Income Fund
Semiannual Report
August 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report August 31, 2022
Parametric
Dividend Income Fund

Parametric
Dividend Income Fund
August 31, 2022
Performance

Portfolio Manager(s) Thomas C. Seto and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	03/26/2014	03/26/2014	(2.56)%	1.03%	8.63%	9.15%
Class A with 5.25% Maximum Sales Charge	—	—	(7.68)	(4.29)	7.46	8.46
Class I at NAV	03/26/2014	03/26/2014	(2.49)	1.23	8.90	9.42

Russell 1000® Value Index	—	—	(6.61)%	(6.23)%	7.86%	8.09%
% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	0.89%	0.64%
Net	0.65	0.40
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Parametric
Dividend Income Fund
August 31, 2022
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
Foot Locker, Inc.	0.8%
Cardinal Health, Inc.	0.8
ConocoPhillips	0.7
National Instruments Corp.	0.7
Cracker Barrel Old Country Store, Inc.	0.7
Marathon Petroleum Corp.	0.7
Archer-Daniels-Midland Co.	0.7
Coterra Energy, Inc.	0.7
Corteva, Inc.	0.7
RPM International, Inc.	0.7
Total	7.2%

Footnotes:
[1]	Excludes cash and cash equivalents.

Parametric
Dividend Income Fund
August 31, 2022
Endnotes and Additional Disclosures

[1]	Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 6/30/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective April 29, 2022, the Fund's Investor Class shares were redesignated as Class A shares. Class A shares are subject to a front-end sales charge, subject to certain exceptions. Former Investor Class shareholders, who established their Fund accounts before April 29, 2022, did not pay a sales charge in connection with the redesignation or will not be subject to this sales charge on future purchases of Class A shares for such accounts. Effective April 29, 2022, the Fund's Institutional Class shares were redesignated as Class I shares. This share class redesignation did not result in changes to the annual operating expenses of Class I or the Fund.

Parametric
Dividend Income Fund
August 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (3/1/22)	Ending Account Value (8/31/22)	Expenses Paid During Period* (3/1/22 – 8/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 974.40	$3.23**	0.65%
Class I	$1,000.00	$ 975.10	$1.99**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.93	$3.31**	0.65%
Class I	$1,000.00	$1,023.19	$2.04**	0.40%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2022.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

Parametric
Dividend Income Fund
August 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 98.9%
Security	Shares	Value
Aerospace & Defense — 1.1%
General Dynamics Corp.	2,203	$ 504,333
Lockheed Martin Corp.	1,158	486,487
		$ 990,820
Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc.	5,009	$ 515,376
		$ 515,376
Auto Components — 0.5%
Gentex Corp.	17,062	$ 465,622
		$ 465,622
Banks — 2.8%
Commerce Bancshares, Inc.	7,255	$ 498,926
CVB Financial Corp.	19,809	519,788
F.N.B. Corp.	43,966	524,075
Prosperity Bancshares, Inc.	7,085	502,185
United Bankshares, Inc.	13,667	507,046
		$ 2,552,020
Beverages — 2.2%
Brown-Forman Corp., Class B	6,944	$ 504,829
Coca-Cola Co. (The)	7,715	476,093
Keurig Dr Pepper, Inc.	13,457	512,981
PepsiCo, Inc.	2,834	488,213
		$ 1,982,116
Biotechnology — 1.6%
AbbVie, Inc.	3,187	$ 428,524
Amgen, Inc.	1,960	470,988
Gilead Sciences, Inc.	7,752	492,019
		$ 1,391,531
Building Products — 0.5%
A.O. Smith Corp.	8,552	$ 482,760
		$ 482,760
Capital Markets — 3.7%
Artisan Partners Asset Management, Inc., Class A	13,245	$ 447,151
CME Group, Inc.	2,331	455,967
Houlihan Lokey, Inc.	6,073	476,731
Janus Henderson Group PLC	20,511	479,957
Security	Shares	Value
Capital Markets (continued)
Moelis & Co., Class A	12,120	$ 504,919
SEI Investments Co.	8,917	487,760
T. Rowe Price Group, Inc.	4,200	504,000
		$ 3,356,485
Chemicals — 6.2%
Air Products and Chemicals, Inc.	2,100	$ 530,145
Celanese Corp.	4,311	477,917
Corteva, Inc.	9,754	599,188
Dow, Inc.	9,483	483,633
DuPont de Nemours, Inc.	8,787	488,909
Eastman Chemical Co.	5,403	491,673
Huntsman Corp.	16,839	471,829
International Flavors & Fragrances, Inc.	4,179	461,696
Linde PLC	1,781	503,774
LyondellBasell Industries NV, Class A	5,569	462,227
RPM International, Inc.	6,430	599,019
		$ 5,570,010
Communications Equipment — 1.1%
Cisco Systems, Inc.	11,226	$ 502,027
Juniper Networks, Inc.	16,921	480,895
		$ 982,922
Containers & Packaging — 2.7%
Amcor PLC	39,159	$ 470,299
AptarGroup, Inc.	4,870	500,685
International Paper Co.	11,405	474,676
Packaging Corp. of America	3,483	476,892
Sonoco Products Co.	8,430	531,259
		$ 2,453,811
Distributors — 0.7%
Genuine Parts Co.	3,756	$ 585,974
		$ 585,974
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	23,421	$ 410,804
Verizon Communications, Inc.	9,650	403,467
		$ 814,271
Electric Utilities — 6.8%
ALLETTE, Inc.	8,388	$ 496,402
Alliant Energy Corp.	8,495	518,535
American Electric Power Co., Inc.	5,163	517,333
Avangrid, Inc.(1)	10,599	523,590

See Notes to Financial Statements.

Parametric
Dividend Income Fund
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Duke Energy Corp.	4,600	$ 491,786
Evergy, Inc.	7,563	518,292
IDACORP, Inc.	4,640	506,874
OGE Energy Corp.	12,818	519,642
Pinnacle West Capital Corp.	6,875	518,031
Portland General Electric Co.	10,050	519,283
PPL Corp.	17,921	521,143
Southern Co. (The)	6,842	527,313
		$ 6,178,224
Electrical Equipment — 1.7%
Eaton Corp. PLC	3,810	$ 520,599
Emerson Electric Co.	6,037	493,464
Hubbell, Inc.	2,624	541,331
		$ 1,555,394
Electronic Equipment, Instruments & Components — 0.7%
National Instruments Corp.	16,042	$ 637,830
		$ 637,830
Energy Equipment & Services — 1.0%
Baker Hughes Co.	17,110	$ 432,198
Helmerich & Payne, Inc.	11,333	484,486
		$ 916,684
Food & Staples Retailing — 0.5%
Walgreens Boots Alliance, Inc.	12,973	$ 454,833
		$ 454,833
Food Products — 3.9%
Archer-Daniels-Midland Co.	7,007	$ 615,845
General Mills, Inc.	6,449	495,283
Hormel Foods Corp.	10,245	515,119
Ingredion, Inc.	5,591	486,808
Kellogg Co.	6,717	488,595
Kraft Heinz Co. (The)	12,696	474,830
Mondelez International, Inc., Class A	7,803	482,694
		$ 3,559,174
Gas Utilities — 1.1%
Atmos Energy Corp.	4,349	$ 493,090
Spire, Inc.	6,825	476,999
		$ 970,089
Security	Shares	Value
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	4,459	$ 457,716
Becton, Dickinson and Co.	1,984	500,801
Medtronic PLC	5,444	478,637
Zimmer Biomet Holdings, Inc.	4,625	491,730
		$ 1,928,884
Health Care Providers & Services — 4.5%
AmerisourceBergen Corp.	3,416	$ 500,649
Cardinal Health, Inc.	9,670	683,862
Chemed Corp.	979	466,190
CVS Health Corp.	5,172	507,632
Patterson Cos., Inc.	16,341	455,751
Premier, Inc., Class A	13,072	460,657
Quest Diagnostics, Inc.	3,590	449,863
UnitedHealth Group, Inc.	940	488,170
		$ 4,012,774
Hotels, Restaurants & Leisure — 1.3%
Cracker Barrel Old Country Store, Inc.(1)	5,823	$ 628,535
Darden Restaurants, Inc.	4,172	516,118
		$ 1,144,653
Household Durables — 3.1%
Dolby Laboratories, Inc., Class A	6,630	$ 485,581
Garmin, Ltd.	4,729	418,469
Leggett & Platt, Inc.	13,544	517,652
MDC Holdings, Inc.	13,936	433,131
Newell Brands, Inc.	25,214	450,070
Whirlpool Corp.	3,030	474,498
		$ 2,779,401
Household Products — 2.0%
Church & Dwight Co., Inc.	5,144	$ 430,604
Colgate-Palmolive Co.	6,219	486,388
Kimberly-Clark Corp.	3,629	462,770
Procter & Gamble Co. (The)	3,359	463,341
		$ 1,843,103
Industrial Conglomerates — 1.1%
3M Co.	3,786	$ 470,789
Honeywell International, Inc.	2,810	532,074
		$ 1,002,863
Insurance — 4.2%
Assurant, Inc.	2,781	$ 440,761
Cincinnati Financial Corp.	4,105	398,021

See Notes to Financial Statements.

Parametric
Dividend Income Fund
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Fidelity National Financial, Inc.	13,123	$ 513,109
Hanover Insurance Group, Inc. (The)	3,338	431,904
Old Republic International Corp.	21,757	475,173
Principal Financial Group, Inc.	7,702	575,802
Prudential Financial, Inc.	5,059	484,399
Travelers Cos., Inc. (The)	2,882	465,846
		$ 3,785,015
IT Services — 4.3%
Accenture PLC, Class A	1,746	$ 503,651
Amdocs, Ltd.	5,837	498,888
Automatic Data Processing, Inc.	2,241	547,723
Cognizant Technology Solutions Corp., Class A	7,268	459,120
International Business Machines Corp.	3,467	445,336
Jack Henry & Associates, Inc.	2,624	504,333
Paychex, Inc.	4,172	514,574
Western Union Co. (The)	29,433	436,197
		$ 3,909,822
Leisure Products — 0.5%
Hasbro, Inc.	5,815	$ 458,338
		$ 458,338
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	3,977	$ 510,050
		$ 510,050
Machinery — 2.9%
Cummins, Inc.	2,429	$ 523,134
Donaldson Co., Inc.	9,942	510,522
Graco, Inc.	8,092	516,593
IDEX Corp.	2,624	527,975
Snap-on, Inc.	2,606	567,743
		$ 2,645,967
Media — 1.1%
Interpublic Group of Cos., Inc. (The)	17,286	$ 477,785
Omnicom Group, Inc.	7,558	505,630
		$ 983,415
Metals & Mining — 1.9%
Newmont Corp.	8,205	$ 339,359
Reliance Steel & Aluminum Co.	2,823	530,667
Security	Shares	Value
Metals & Mining (continued)
Royal Gold, Inc.	4,518	$ 415,204
Southern Copper Corp.	9,527	448,436
		$ 1,733,666
Multi-Utilities — 3.3%
Consolidated Edison, Inc.	5,295	$ 517,533
Dominion Energy, Inc.	6,135	501,843
DTE Energy Co.	3,901	508,456
NorthWestern Corp.	8,570	454,039
Public Service Enterprise Group, Inc.	7,799	501,944
WEC Energy Group, Inc.	4,896	504,973
		$ 2,988,788
Oil, Gas & Consumable Fuels — 10.7%
Antero Midstream Corp.	52,322	$ 526,883
Chevron Corp.	3,411	539,143
ConocoPhillips	5,927	648,710
Coterra Energy, Inc.	19,564	604,723
Diamondback Energy, Inc.	4,425	589,764
DT Midstream, Inc.	10,537	581,748
EOG Resources, Inc.	4,877	591,580
Exxon Mobil Corp.	5,988	572,393
HF Sinclair Corp.	11,269	593,087
Kinder Morgan, Inc.	28,707	525,912
Marathon Petroleum Corp.	6,165	621,124
ONEOK, Inc.	8,574	524,986
Phillips 66	5,941	531,482
Pioneer Natural Resources Co.	2,241	567,466
Texas Pacific Land Corp.	315	579,745
Valero Energy Corp.	4,821	564,635
Williams Cos., Inc. (The)	15,555	529,337
		$ 9,692,718
Personal Products — 0.9%
Medifast, Inc.	2,763	$ 346,701
Nu Skin Enterprises, Inc., Class A	11,777	482,151
		$ 828,852
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	6,463	$ 435,671
Johnson & Johnson	2,732	440,781
Merck & Co., Inc.	5,250	448,140
Pfizer, Inc.	9,161	414,352
		$ 1,738,944

See Notes to Financial Statements.

Parametric
Dividend Income Fund
August 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 1.0%
ManpowerGroup, Inc.	6,198	$ 454,437
Robert Half International, Inc.	6,205	477,599
		$ 932,036
Road & Rail — 0.6%
Landstar System, Inc.	3,341	$ 489,891
		$ 489,891
Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc.	3,250	$ 492,472
Intel Corp.	12,825	409,374
Texas Instruments, Inc.	3,131	517,273
		$ 1,419,119
Software — 0.5%
Microsoft Corp.	1,819	$ 475,614
		$ 475,614
Specialty Retail — 3.6%
Advance Auto Parts, Inc.	2,665	$ 449,426
American Eagle Outfitters, Inc.	41,528	467,605
Best Buy Co., Inc.	6,843	483,732
Buckle, Inc. (The)	18,149	585,850
Foot Locker, Inc.	19,959	735,289
Home Depot, Inc. (The)	1,699	490,025
		$ 3,211,927
Textiles, Apparel & Luxury Goods — 2.1%
Carter's, Inc.(1)	6,526	$ 481,945
Hanesbrands, Inc.(1)	44,731	389,607
Kontoor Brands, Inc.	15,367	572,113
VF Corp.	10,628	440,531
		$ 1,884,196
Tobacco — 1.1%
Altria Group, Inc.	11,732	$ 529,348
Philip Morris International, Inc.	5,188	495,402
		$ 1,024,750
Trading Companies & Distributors — 1.7%
Fastenal Co.	9,618	$ 484,074
Security	Shares	Value
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc., Class A	6,585	$ 521,598
Watsco, Inc.	1,960	533,179
		$ 1,538,851
Total Common Stocks (identified cost $83,911,295)		$89,379,583

Short-Term Investments — 1.4%
Affiliated Fund — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.11%(2)	882,652	$ 882,652
Total Affiliated Fund (identified cost $882,652)		$ 882,652

Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 2.34%(3)	384,439	$ 384,439
Total Securities Lending Collateral (identified cost $384,439)		$ 384,439
Total Short-Term Investments (identified cost $1,267,091)		$ 1,267,091
Total Investments — 100.3% (identified cost $85,178,386)		$90,646,674
Other Assets, Less Liabilities — (0.3)%		$ (292,039)
Net Assets — 100.0%		$90,354,635
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at August 31, 2022. The aggregate market value of securities on loan at August 31, 2022 was $1,300,742.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of August 31, 2022.
(3)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Parametric
Dividend Income Fund
August 31, 2022
Statement of Assets and Liabilities (Unaudited)

August 31, 2022
Assets
Unaffiliated investments, at value (identified cost $84,295,734) — including $1,300,742 of securities on loan	$ 89,764,022
Affiliated investment, at value (identified cost $882,652)	882,652
Dividends receivable	239,043
Dividends receivable from affiliated investment	2,185
Receivable for Fund shares sold	968,670
Securities lending income receivable	161
Receivable from affiliates	18,129
Total assets	$91,874,862
Liabilities
Collateral for securities loaned	$ 384,439
Payable for investments purchased	668,595
Payable for Fund shares redeemed	404,201
Payable to affiliates:
Investment adviser and administration fee	22,852
Distribution and service fees	648
Accrued expenses	39,492
Total liabilities	$ 1,520,227
Net Assets	$90,354,635
Sources of Net Assets
Paid-in capital	$ 88,292,010
Distributable earnings	2,062,625
Net Assets	$90,354,635
Class A Shares
Net Assets	$ 2,925,108
Shares Outstanding	187,045
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.64
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 16.51
Class I Shares
Net Assets	$ 87,429,527
Shares Outstanding	5,583,235
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 15.66
On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Parametric
Dividend Income Fund
August 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
August 31, 2022
Investment Income
Dividend income	$ 1,181,514
Dividend income from affiliated investments	6,838
Securities lending income, net	467
Total investment income	$ 1,188,819
Expenses
Investment adviser and administration fee	$ 107,083
Distribution and service fees:
Class A	3,776
Trustees’ fees and expenses	3,262
Custodian fee	17,796
Transfer and dividend disbursing agent fees	10,919
Legal and accounting services	21,771
Printing and postage	452
Registration fees	19,574
Miscellaneous	4,307
Total expenses	$ 188,940
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 42,701
Total expense reductions	$ 42,701
Net expenses	$ 146,239
Net investment income	$ 1,042,580
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 494,330
Investment transactions - affiliated investment	(17)
Net realized gain	$ 494,313
Change in unrealized appreciation (depreciation):
Investments	$ (4,536,163)
Investments - affiliated investment	14
Net change in unrealized appreciation (depreciation)	$(4,536,149)
Net realized and unrealized loss	$(4,041,836)
Net decrease in net assets from operations	$(2,999,256)

See Notes to Financial Statements.

Parametric
Dividend Income Fund
August 31, 2022
Statements of Changes in Net Assets

	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,042,580	$ 976,803
Net realized gain	494,313	3,110,736
Net change in unrealized appreciation (depreciation)	(4,536,149)	1,956,275
Net increase (decrease) in net assets from operations	$ (2,999,256)	$ 6,043,814
Distributions to shareholders:
Class A	$ (32,269)	$ (83,961)
Class I	(742,430)	(897,896)
Total distributions to shareholders	$ (774,699)	$ (981,857)
Transactions in shares of beneficial interest:
Class A	$ 99,483	$ (673,893)
Class I	55,546,432	(140,117)
Net increase (decrease) in net assets from Fund share transactions	$55,645,915	$ (814,010)
Net increase in net assets	$51,871,960	$ 4,247,947
Net Assets
At beginning of period	$ 38,482,675	$ 34,234,728
At end of period	$90,354,635	$38,482,675

See Notes to Financial Statements.

Parametric
Dividend Income Fund
August 31, 2022
Financial Highlights

	Class A
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28,		Year Ended February 29, 2020	Year Ended February 28,
			2022		2021		2019	2018
Net asset value — Beginning of period	$ 16.230	$ 14.130	$ 11.950	$ 12.870	$ 12.910	$ 12.170
Income (Loss) From Operations
Net investment income(1)	$ 0.209	$ 0.377	$ 0.349	$ 0.362	$ 0.366	$ 0.328
Net realized and unrealized gain (loss)	(0.624)	2.105	2.194	(0.950)	0.216	0.854
Total income (loss) from operations	$ (0.415)	$ 2.482	$ 2.543	$ (0.588)	$ 0.582	$ 1.182
Less Distributions
From net investment income	$ (0.175)	$ (0.382)	$ (0.363)	$ (0.325)	$ (0.306)	$ (0.305)
From net realized gain	—	—	—	(0.007)	(0.316)	(0.137)
Total distributions	$ (0.175)	$ (0.382)	$ (0.363)	$ (0.332)	$ (0.622)	$ (0.442)
Net asset value — End of period	$15.640	$16.230	$14.130	$11.950	$12.870	$12.910
Total Return(2)(3)	(2.56)% (4)	17.74%	22.15%	(4.76)%	4.81%	9.87%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$ 2,925	$ 2,943	$ 3,140	$ 3,612	$ 6,597	$ 5,633
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.65% (5)(6)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	2.57% (5)	2.39%	2.92%	2.78%	2.82%	2.61%
Portfolio Turnover	28% (4)	45%	61%	51%	77%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.12%, 0.24%, 0.34%, 0.17%, 0.26% and 0.62% of average daily net assets for the six months ended August 31, 2022 and the years ended February 28, 2022 and 2021, February 29, 2020 and February 28, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser and administrator of a portion of the Fund’s investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended August 31, 2022).

See Notes to Financial Statements.

Parametric
Dividend Income Fund
August 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended August 31, 2022 (Unaudited)	Year Ended February 28,		Year Ended February 29, 2020	Year Ended February 28,
			2022		2021		2019	2018
Net asset value — Beginning of period	$ 16.260	$ 14.150	$ 11.970	$ 12.890	$ 12.930	$ 12.190
Income (Loss) From Operations
Net investment income(1)	$ 0.237	$ 0.420	$ 0.380	$ 0.394	$ 0.399	$ 0.358
Net realized and unrealized gain (loss)	(0.641)	2.111	2.195	(0.947)	0.215	0.851
Total income (loss) from operations	$ (0.404)	$ 2.531	$ 2.575	$ (0.553)	$ 0.614	$ 1.209
Less Distributions
From net investment income	$ (0.196)	$ (0.421)	$ (0.395)	$ (0.360)	$ (0.338)	$ (0.332)
From net realized gain	—	—	—	(0.007)	(0.316)	(0.137)
Total distributions	$ (0.196)	$ (0.421)	$ (0.395)	$ (0.367)	$ (0.654)	$ (0.469)
Net asset value — End of period	$15.660	$16.260	$14.150	$11.970	$12.890	$12.930
Total Return(2)(3)	(2.49)% (4)	18.09%	22.47%	(4.50)%	5.06%	10.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 87,430	$ 35,539	$ 31,094	$ 43,096	$ 51,344	$ 21,110
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.40% (5)(6)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.92% (5)	2.66%	3.19%	3.01%	3.07%	2.84%
Portfolio Turnover	28% (4)	45%	61%	51%	77%	30%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.12%, 0.24%, 0.34%, 0.17%, 0.26% and 0.62% of average daily net assets for the six months ended August 31, 2022 and the years ended February 28, 2022 and 2021, February 29, 2020 and February 28, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser and administrator of a portion of the Fund’s investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended August 31, 2022).

See Notes to Financial Statements.

Parametric
Dividend Income Fund
August 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return and current income. The Fund offers two classes of shares. Class A (renamed from Investor Class effective April 29, 2022) shares are generally sold subject to a sales charge imposed at time of purchase. Former Investor Class shareholders, who established their Fund accounts before April 29, 2022, did not pay a sales charge in connection with the redesignation or will not be subject to this sales charge on future purchases of Class A shares for such accounts. Class I (renamed from Institutional Class effective April 29, 2022) shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of August 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business,

Parametric
Dividend Income Fund
August 31, 2022
Notes to Financial Statements (Unaudited) — continued

the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to August 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At February 28, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $2,277,023 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at February 28, 2022, $1,856,018 are short-term and $421,005 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 87,197,899
Gross unrealized appreciation	$ 5,963,895
Gross unrealized depreciation	(2,515,120)
Net unrealized appreciation	$ 3,448,775
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3000%
$1 billion but less than $2.5 billion	0.2875%
$2.5 billion but less than $5 billion	0.2750%
$5 billion and over	0.2675%
For the six months ended August 31, 2022, the investment adviser and administration fee amounted to $107,083 or 0.30% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended August 31, 2022, the

Parametric
Dividend Income Fund
August 31, 2022
Notes to Financial Statements (Unaudited) — continued

investment adviser and administration fee paid was reduced by $706 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.65% and 0.40% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after June 30, 2023. Pursuant to this agreement, EVM and Parametric were allocated $41,995 in total of the Fund's operating expenses for the six months ended August 31, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2022, EVM earned $395 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended August 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2022 amounted to $3,776 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Redemptions of Class A shares by former Investor Class shareholders are not subject to a CDSC. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended August 31, 2022, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $74,550,250 and $19,205,570, respectively, for the six months ended August 31, 2022.

Parametric
Dividend Income Fund
August 31, 2022
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended August 31, 2022 (Unaudited)		Year Ended February 28, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	16,277	$ 266,505	25,845	$ 408,706
Issued to shareholders electing to receive payments of distributions in Fund shares	2,054	32,269	5,464	83,961
Redemptions	(12,578)	(199,291)	(72,264)	(1,166,560)
Net increase (decrease)	5,753	$ 99,483	(40,955)	$ (673,893)
Class I
Sales	3,789,690	$ 61,809,213	406,269	$ 6,403,457
Issued to shareholders electing to receive payments of distributions in Fund shares	15,379	238,822	19,992	308,263
Redemptions	(407,579)	(6,501,603)	(437,583)	(6,851,837)
Net increase (decrease)	3,397,490	$55,546,432	(11,322)	$ (140,117)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2022.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At August 31, 2022, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $1,300,742 and $1,370,220, respectively. Collateral received was comprised of cash of $384,439 and U.S. government and/or agencies securities of $985,781. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

Parametric
Dividend Income Fund
August 31, 2022
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of August 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$384,439	$ —	$ —	$ —	$384,439
The carrying amount of the liability for collateral for securities loaned at August 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at August 31, 2022.
10  Investments in Affiliated Funds
At August 31, 2022, the value of the Fund's investment in affiliated funds was $882,652, which represents 1.0% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended August 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$327,783	$15,693,475	$(16,021,255)	$ (17)	$ 14	$ —	$ 72	—
Liquidity Fund	—	44,118,340	(43,235,688)	—	—	882,652	6,766	882,652
Total				$ (17)	$ 14	$882,652	$6,838
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 89,379,583*	$ —	$ —	$ 89,379,583
Short-Term Investments:
Affiliated Fund	882,652	—	—	882,652
Securities Lending Collateral	384,439	—	—	384,439
Total Investments	$90,646,674	$ —	$ —	$90,646,674
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Parametric
Dividend Income Fund
August 31, 2022
Notes to Financial Statements (Unaudited) — continued

12  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.

Parametric
Dividend Income Fund
August 31, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1   for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.

Parametric
Dividend Income Fund
August 31, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric Dividend Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Parametric
Dividend Income Fund
August 31, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the Fund’s investment strategies. With respect to the Sub-adviser, the Board considered the Sub-adviser’s investment process, investment research and similar functions with respect to the types of investments held by the Fund. In particular, the Board considered the experience of the Sub-adviser’s investment professionals in employing a top-down, disciplined and systematic investment process that emphasizes a diversified portfolio of quality companies that have historically demonstrated high current income and lower levels of stock price volatility. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

Parametric
Dividend Income Fund
August 31, 2022
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

Parametric
Dividend Income Fund
August 31, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future.  Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Parametric
Dividend Income Fund
August 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 260-0761
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

16105    8.31.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	October 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 25, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	October 25, 2022